EMPLOYEE BENEFIT OBLIGAITONS - Principal Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Obligations [Abstract]
Discount rate	1.20%	0.95%
Interest crediting rate	1.60%	1.25%
Future salary increases	1.50%	1.60%